OTHER GAINS, NET (Tables)	12 Months Ended
Dec. 31, 2019
OTHER GAINS, NET
Schedule of other gains, net

	2017	2018	2019
Gain on disposal of subsidiaries (Note 39)	325,022	3,517	261,187
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income (Note (1))	79,408	109,914	97,775
Realized (losses)/gains on futures, forward and option contracts, net (Note (2))	(23,951)	40,492	60,671
Unrealized (losses)/gains on futures, forward and option contracts, net (Note (2))	(131,073)	100,967	(9,851)
Gain on disposal of property, plant and equipment and land use rights, net (Note (3))	76,739	272,098	259,684
Gain on previously held equity interests remeasured at acquisition-date fair value	117,640	748,086	—
Gain on share of associates’ net assets (Note 8(b)), (Note (4))	—	—	295,288
(Loss)/gain on disposal of investment in a joint venture/an associate (Note (5))	—	(1,904)	159,514
Gain on disposal of business (Note (6))	—	—	262,677
Others	(124,383)	(351,266)	(139,676)

	319,402	921,904	1,247,269

Notes:

(1)	In 2019, the dividends of other equity instrument investments were mainly RMB98 million from Size Industry Investment Fund (2017: RMB79 million, 2018: RMB109 million).
(2)	The Group does not apply hedge accounting for these futures, forward and option contracts.
(3)	During the year, the transactions contributed to the gain on disposal of electrolytic aluminum capacity quota and property, plant and equipment mainly include the following:
(a)

Pursuant to the agreement entered into between Shanxi Huasheng Co., Ltd. (“Shanxi Huasheng”) and Yixin Aluminum on May 28, 2019, the electrolytic aluminum capacity quota of 170,000 tonnes was transferred from Shanxi Huasheng to Yixin Aluminum. A gain of RMB800 million from disposal of the aluminum capacity quota was recorded by the Group in the current period. The transfer constitutes a related party transaction which was disclosed in Note 35 (a).

(b)

The fixed assets related to the electrolytic aluminum production line of Guizhou Branch have been disposed of, and the Company recognized the disposal loss of RMB541 million from the difference between the transfer price and carrying amount of the assets.

(4)	As disclosed in Note 8 (b), the Group recognized a gain of RMB204 million and a gain of RMB91 million on barging purchase of associates Yunnan Aluminum and Yixin Aluminum, respectively.
(5)

In March 2019, Ningxia Energy transferred, through an auction transaction, its 50% equity interest in Ningxia Zhongning Power Co., Ltd. to Ningxia Tianyuan Manganese Industry Group Co., Ltd. A gain of RMB159 million from disposal of investment in a joint venture was recorded by the Group in the current year.

(6)	The Company used gallium metal business to increase its investment to an associate China Rare Earth Co., Ltd. (“China Rare Earth”), and recognized a gain of RMB263 million.